Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration year ended December 31,

	2020	2019
Apple	50.8%	48.1%
Facebook	27.3%	31.2%
Google	18.9%	17.2%

Accounts Receivable Concentration as of December 31,

	2020	2019
Apple	54.1%	53.6%
Facebook	25.9%	28.0%
Google	18.0%	16.8%

Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Years ended December 31,
	2020	2019
Mobile	$257,405	$184,755
Web	100,937	88,855

Total revenue	$358,342	$273,610

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Years ended December 31,
	2020	2019
U.S. (1)	$309,211	$237,712
International	49,131	35,898

Total revenue	$358,342	$273,610

(1)	Geographic location is presented as being derived from the U.S. when data is not available

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of December 31, 2020	As of December 31, 2019
Contract assets (1)	$718	$541
Contract liabilities	$2,393	$1,804

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.

Summary of projected benefit obligation
The following table summarizes the components of the projected benefit obligation (in thousands):

	As of December 31, 2020	As of December 31, 2019
Projected benefit obligation at beginning of year	$1,882	$1,245
Service cost	738	504
Interest cost	30	26
Actuarial (gain)/loss	492	499
Benefits paid	(400)	(159)
Other	(273)	(190)
Foreign currency translation adjustment	323	(43)

Projected benefit obligation at end of year	$2,792	$1,882